                                File No. 33-61679

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

     [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 6

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              [X] Amendment No. 13
                        (Check appropriate box or boxes.)

                              C.M. MULTI-ACCOUNT A
                              --------------------
                           (Exact Name of Registrant)

                           C.M. LIFE INSURANCE COMPANY
                           ---------------------------
                               (Name of Depositor)

                 140 Garden Street, Hartford, Connecticut 06154
                 ----------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code 1-800-234-5606


                      Name and Address of Agent for Service

                            Ann F. Lomeli, Secretary
                           C.M. Life Insurance Company
                                140 Garden Street
                           Hartford, Connecticut 06154


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 1998 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) of Rule 485
/ / on (date) pursuant to paragraph (a) of the Rule 485
/X/ this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be April 15, 1999.

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

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 4 to Registration Statement No. 33-61679 filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 21, 1998. The contents of Post-Effective Amendment No. 4 are being incorporated by reference.

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

                     REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 6 to Registration Statement No. 33-61679 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ James M. Rodolakis
----------------------
James M. Rodolakis
Counsel

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, C.
M. Multi-Account A, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 6 to Registration Statement No. 33-61679 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 17th day of March, 1999.

     C.M. MULTI-ACCOUNT A

     C.M. LIFE INSURANCE COMPANY
     (Depositor)

     By: /s/ Lawrence V. Burkett, Jr.*
         -----------------------------
         Lawrence V. Burkett, Jr., Director, President and
           Chief Executive Officer
         C.M. Life Insurance Company

/s/ Richard M. Howe        On March 17, 1999, as Attorney-in-Fact pursuant to
--------------------       powers of attorney.
*Richard M. Howe

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to Registration Statement No. 33-61679 has been signed by the following persons in the capacities and on the duties indicated.

     Signature                    Title                                       Date
     ---------                    -----                                       ----
/s/ Lawrence V. Burkett, Jr.*     Director, President and                 March 17, 1999
-----------------------------     Chief Executive Officer
Lawrence V. Burkett, Jr.

/s/ Edward M. Kline*              Vice President and Treasurer            March 17, 1999
-----------------------------     (Principal Financial Officer)
Edward M. Kline

/s/ John M. Miller, Jr.*          Vice President and Comptroller          March 17, 1999
-----------------------------     (Principal Accounting Officer)
John M. Miller Jr.

/s/ John B. Davies*               Director                                March 17, 1999
------------------------
John B. Davies

/s/ Stuart H. Reese*              Director                                March 17, 1999
------------------------
Stuart H. Reese.

/s/ Isadore Jermyn*               Director                                March 17, 1999
------------------------
Isadore Jermyn

/s/ James Miller*                 Director                                March 17, 1999
------------------------
James Miller

/s/ Richard M. Howe               On March 17, 1999, as Attorney-in-Fact pursuant to
------------------------          powers of attorney.
*Richard M. Howe

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